Schedule of deposits, advances, and prepayments (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deposits, advances, and prepayments	€ 718	€ 748
Deposits and advances [member]
IfrsStatementLineItems [Line Items]
Deposits, advances, and prepayments	525	509
Other prepayments [member]
IfrsStatementLineItems [Line Items]
Deposits, advances, and prepayments	€ 194	€ 239